Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholder's Equity
Schedule of RSU's plans by share units
Vasta Plans	December 31, 2019	Employees Shares transferred from Cogna to the Company (c)	Share units granted July	Share units granted in November	Share units to be issued and delivered	December 31, 2020
Bonus Vasta Plan to Vasta (a)	-	-	142,323	-	(142,323)	-
Bonus Vasta Plan to Cogna (a)	-	-	269,080	-	(269,080)	-
Long term investment – Vasta to Vasta and Cogna (b)	-	29,736	821,918	80,950	-	932,604

Total	-	29,736	1,233,321	80,950	(411,404)	932,603

(a)

IPO Bonus – Part of RSUs were considered as IPO Bonus, being 411,404 (see column share units to be issued and delivered) share units granted to Vasta and Cogna employees at USD 19,00 unit price (fair value) exchanged to US dollar at R$ 5.14. The amount of compensation based on share units was R$ 29,124, net of withholding taxes, affected consolidated statement of Profit and Loss and Equity reserves as well as R$ 10,408 referred to labor charges which impacted the consolidated statement of Profit and Loss and consequently, labor liability. This RSU plan will be settled with shares after the lock up period of 1 year, and those shares will be purchased and delivered after the lock up period.

(b)

Long Term Investment – (“ILP”) – The Company compensates part of its employees and management. This plan will grant up to 3% of the Company’s class A share units. The Company will grant the limit of five tranches approved by the Company’s Board of Directors. The fair value of share units is measured at market value quoted on the grant date, the plan presents vesting period corresponding to 5 years added by expected volatility of 30%, and it will be settled with Company shares, all taxes and contributions being paid by the Company without additional costs to employees and management.

(c)

On July 31, 2020, part of Vasta management eligible to Cogna Plan had cancelled 330,322 shares not vested pertained to Cogna Group and the Company offered 29,736 Vasta share units through process of shares rearrangement.

Schedule of earning per share
	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018

Loss Attributable to Parent Entity	(45,649)	(60,708)	(1,040)

Weighted average number of ordinary shares outstanding (thousand) (i)	83,012	83,012	83,012

Effects of diluition from ordinary potential shares- weighted averaged (thousand)

Share based- compensation ("Long term Plan") (ii)	903	-	-
Share based - compensation ("Bonus IPO") (ii)	411	-	-
Share based plan Migrated Cogna to Vasta (iii)	30	-	-

Total dilution effect	1,344	-	-

Basic loss per share - R$	(0.5499)	(0.7313)	(0.0125)

Diluted loss per share - R$	(0.5499)	(0.7313)	(0.0125)

(i)

The Company does not change its number of voting rights since the IPO on July 31, 2020. In the periods ended as of December 31, 2019 and from October 11 to December 2018 the company considered the number of shares the same of December 31, 2020.

(ii)	Refers to the share-based payments plans (“ILP”) and Bonus IPO, see item “Vasta Share Units Plan”.

(iii)

Refers to the Cogna Plan migrated to the Vasta Plan as restructuring in 2020, see item Cogna Share Unit Plan where Cogna Group migrated 330,222 shares corresponding to 29,736 shares all of them with voting rights.